Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement In Contract Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Assets And Liabilities [Line Items]
Contract liabilities, beginning balance	€ 1,787	€ 1,738
Additions	5,846	5,452
Disposals (previous years)	(986)	(729)
Disposals (current year)	(4,756)	(4,705)
Transfers	(6)	(2)
Translation differences and hyperinflation adjustments	22	20
Other movements	22	13
Contract liabilities, ending balance	1,929	1,787
Long-term contracts
Contract Assets And Liabilities [Line Items]
Contract liabilities, beginning balance	829	762
Additions	300	270
Disposals (previous years)	(2)	(4)
Disposals (current year)	0	(11)
Transfers	(242)	(206)
Translation differences and hyperinflation adjustments	6	18
Other movements	0	0
Contract liabilities, ending balance	891	829
Short-term contracts
Contract Assets And Liabilities [Line Items]
Contract liabilities, beginning balance	958	976
Additions	5,546	5,182
Disposals (previous years)	(984)	(725)
Disposals (current year)	(4,756)	(4,694)
Transfers	236	204
Translation differences and hyperinflation adjustments	16	2
Other movements	22	13
Contract liabilities, ending balance	€ 1,038	€ 958